Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets
Net operating loss carry-forwards	¥ 38,955	$ 5,337	¥ 43,163
Valuation allowance	(38,955)	(5,337)	(43,163)
Total deferred tax assets